ORGANISATION AND NATURE OF OPERATIONS (Details)			12 Months Ended
	Jan. 29, 2025	Jul. 06, 2021 $ / shares shares	Dec. 31, 2025 employee	Dec. 31, 2024 employee
ORGANISATION AND NATURE OF OPERATIONS
Number of employees | employee			3,611	3,743
Selling Shareholders | Kaspi
ORGANISATION AND NATURE OF OPERATIONS
Percentage of share capital sold	65.00%
IFRS IPO | Class B ordinary shares
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		65,251,000
IFRS IPO | ADS
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		65,251,000
Price per ADS | $ / shares		$ 12
IFRS IPO | ADS Offered By Entity
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		41,670,000
IFRS IPO | ADS Offered By Shareholder
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		23,581,000
IFRS Over-Allotment Option | ADS Offered By Shareholder
ORGANISATION AND NATURE OF OPERATIONS
Number of shares/ADS offered		8,511,000